UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2013

Samson STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investor Class
(SCRFX)

Investment Adviser

Samson Capital Advisors LLC
600 Lexington Avenue, 20th Floor
New York, New York  10022

Phone: 1-855-SCA-FNDS (1-855-722-3637)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	11
INVESTMENT HIGHLIGHTS	13
SCHEDULE OF INVESTMENTS	16
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	20
STATEMENT OF ASSETS AND LIABILITIES	21
STATEMENT OF OPERATIONS	22
STATEMENT OF CHANGES IN NET ASSETS	23
FINANCIAL HIGHLIGHTS	24
NOTES TO FINANCIAL STATEMENTS	26
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	35
NOTICE OF PRIVACY POLICY & PRACTICES	39
ADDITIONAL INFORMATION	40

Dear Shareholder,

The Fund seeks to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities, and instruments that are associated with strong nations.  One of our goals is to provide investors with a strategy that helps them diversify their currency exposures in an attempt to protect their purchasing power, like a central bank that holds a variety of currencies and gold as a currency proxy.  In keeping with the investment objectives of the Fund, we hope to provide investors with a lower volatility investment vehicle that should enable them to access the benefits of currencies as an asset class in a risk managed fashion.

We seek to identify STRONG* nations through our investment process and invest in their currencies or in commodity proxies for safe haven (or defensive) currencies, via both spot and forward currency markets, as well as exchange traded funds.  The Fund invests its holdings largely in foreign currencies, but, like foreign central banks or sovereign wealth funds, we may maintain dollar exposures as well (in part related to our hedging methodologies, in part related to our outlook for currency returns for STRONG nations).  To the extent practical, dollar holdings will generally be invested in the USD denominated securities of STRONG nations, multilateral and supranational issuers, and STRONG corporations whose balance sheet strength in our view may be equal, or superior, to certain sovereigns.

The currencies and nations we select generally share certain characteristics and investment themes*:

— Sustainability: Healthy fiscal trends

— Transparency: Readily available data

— Regulatory Quality: Rule of law

— Openness: Freer markets

— National Fundamentals: Healthier economies and financial systems

— Governance: Democratic or increasingly democratic

Our systematic investment process identifies nations and currencies that share these characteristics, and our portfolio is constructed using a best ideas approach that results in a strategy focused on 8 to 12 currencies depending on our outlook and level of conviction.  While there may be more currencies that meet the requirements of our investment process, we focus our portfolio holdings on those currencies we believe have the best prospects to generate superior relative returns over a 12 month investment horizon.  As the strength of nations does not change materially on a year-to-year basis, it is important to note that shifts in the composition of our portfolio over time relate more to relative value decisions driven by our value oriented investment process and hedging methodologies.

STRONG Currency Exposure as of 2/28/13

With regard to our fixed income holdings, our goals are to maintain a high quality, liquid portfolio that enhances the diversification benefits of our strategy within an asset allocation framework.  We believe this enhances the attractiveness of the Fund for clients and their advisors.  In that context, we limit portfolio duration to 2 years or less with a maximum maturity of 5 years on any single issue.  By maintaining a ceiling on portfolio duration we reduce the correlation of our strategy to other fixed income strategies and benchmarks and potentially enhance its diversification benefits.

Fixed Income Portfolio Distributions 2/28/13

Duration Distribution
0-1 Year	20.04%
1-2 Years	35.43%
2-3 Years	24.93%
3-4 Years	13.95%
4-5 Years	5.65%
100.00%

Maturity Distribution
0-1 Year	20.04%
1-2 Years	28.79%
2-3 Years	30.92%
3-4 Years	13.26%
4-5 Years	6.99%
100.00%

We believe another important factor is the source of the duration in the portfolio.

Contribution to Duration by Currency (years)
Australian Dollar	0.17
Canadian Dollar	0.17
Chilean Peso	0.00
Czech Koruna	0.00
South Korean Won	0.00
Norwegian Krone	0.16
New Zealand Dollar	0.14
Swedish Krona	0.18
Singapore Dollar	0.00
Taiwan Dollar	0.00
US Dollar	0.78
Gold	0.00
1.59

Generally speaking, a currency’s contribution to duration is a combination of the underlying bond markets’ attractiveness from a rate perspective and our evaluation of the risk/return trade-off of obtaining duration exposure in that market.  In the case of our USD contribution to duration, it needs to be considered from two perspectives: our positive outlook for undervalued pre-refunded municipals and, to the extent we have maintained Treasury duration of any meaningful quantity, our desire to maintain a portfolio structure with internal counterbalancing forces in an attempt to reduce volatility.  For example, as we are still operating in the aftershocks of a financial crisis, safe haven Treasury rallies occur when risk-off trades ripple through currency markets and equity markets.  A modest amount of Treasury exposure helps us to maintain portfolio balance through such periods.

This period witnessed significant turbulence in currency markets: the first five months saw markets respond to the hope that crisis was over for the Eurozone economies that share the euro as a currency.  The final month witnessed a sharp sell-off in the euro as weaker economic data on the continent and a crisis-like atmosphere generated by elections in Italy caused a sharp reversal in the value of the euro.  Those trends carried into March as a banking crisis in Cyprus weighed on the euro as well.  The euro does not meet our standards for a STRONG currency for many reasons and our shareholders were not directly exposed to the currency.  Nonetheless, the renewed crisis in Europe, combined with healthier economic data in the United States, led to a rally in the dollar that weighed on the performance of our Fund.  We believe that this dollar rally will likely prove short lived as the weak fiscal position of the US, combined with a global trend of reserve diversification away from the dollar, will likely cap the scope of any rally.  In the context of a sustained rally, should it develop, we will seek to utilize our hedging methodologies in an attempt to limit the downside impact of such an event.

Looking forward, we expect the investing climate to continue to favor currencies associated with STRONG nations.  These currencies – which we believe are likely beneficiaries of a longer term trend of central bank reserve diversification away from the

U.S. dollar, euro, Japanese yen, and British pound – may also benefit from their superior fiscal and policy competitive advantages.  While there are many circumstances that could lead to a safe haven rally in the US dollar, including a renewed crisis in the Eurozone, we will be guided by our longer-term outlook and hedging disciplines as we seek to accomplish our mission.

Management Discussion of Fund Performance

For the six month period August 31, 2012 through February 28, 2013, the Samson STRONG Nations Currency Fund generated a return of -0.22% for the Institutional class (SCAFX) and -0.39% for the Investor class (SCRFX).  The BofA Merrill Lynch 3-Month T-Bill Index returned 0.05% for the same period.  As a matter of reference, the inverse of the US Dollar Index, which represents the performance of major currencies (a considerable portion of which do not meet STRONG’s standards), generated a -0.90% return for the period.  The inverse of the Federal Reserve Major Currencies Index (which reflects more current trade weights) generated a -2.70% return for the period.  The 30-Day SEC Yield was -0.03% and -0.37% as of February 28, 2013 for the Institutional Class and Investor Class, respectively.

As can be seen in the chart below, our allocations to Asian currencies (the South Korean won, New Zealand dollar, Taiwan dollar, and Singapore dollar) played an important role in the overall return of the portfolio during this period.  The South Korean won performed particularly well as a rebound in growth expectations for China and the US benefited this export driven economy.  Though the Swedish krona and Norwegian krone generated healthy returns for the period, their performance faded in the last weeks as turbulence generated by the renewed euro crisis had an impact on other currencies in the region.  Though we view these as very STRONG currencies, sometimes a nation’s regional zip code can impact performance even if that nation has a superior fiscal profile, an impressive regulatory regime, or a demonstrated willingness to increasingly embrace the principals of free market capitalism in a way appropriate for its culture.  Though Australia and Canada are currencies that we have called the “New Safe Havens” in the past, and although they share a variety of STRONG characteristics, their currencies labored under the strain of regional economics in the short-term.  In the case of Canada, although its economy has outperformed for a long time, a recent deceleration of the economy, along with rising concerns about the impact of a US slowdown, influenced its currency performance.  In the case of the Australian dollar, the circumstances were similar – just replace USA with China and you get the picture.  Australia had performed extraordinarily well in recent years, in part because of its superior fundamentals.  Yet, concerns about its real estate markets, an easing central bank, and the future growth path of China led shorter-term investors to take profits.  As we take the long view, our intent is to stay invested based on long-term fundamentals unless our hedging tools give us a meaningful signal to hedge.  In the case of the Canadian dollar, such a signal began to materialize in late February and we began to hedge those positions in keeping with our indicator-based approach to hedging and our belief in generally implementing our hedges in a stepwise, incremental fashion.

Spot Currency Performance Relative to USD (8/31/12-2/28/13)

Currency	Spot Return	Fund Allocation 2/28/13
South Korean Won	4.40%	9.0%
New Zealand Dollar	2.65%	8.8%
Swedish Krona	2.48%	8.8%
Chilean Peso**	1.58%	9.1%
Norwegian Krone	1.04%	8.5%
Taiwan Dollar	0.78%	8.9%
Singapore Dollar	0.72%	9.0%
Czech Koruna**	0.53%	8.7%
Australian Dollar	-1.04%	8.8%
Canadian Dollar	-4.30%	6.4%
Gold	-6.63%	6.0%
Inverse US Dollar Index	-0.90%
Inverse Fed Major Currencies Index	-2.70%

**
In the last weeks of the period, we added to our STRONG currency holdings with purchases of the Chilean peso and the Czech koruna as they became attractive on a relative value basis.  With their relatively low debt-to-GDP ratios and positive strides in economic freedom and governance indicators, these currencies share the attributes we seek in STRONG nations and have the added benefit of helping to diversify the portfolio regionally.

Our currencies all outperformed our gold holdings, which made the largest contribution to our negative return for the period.  While we view gold as an important store of value and include it in our currency portfolio, just as central banks in their reserve management do, it is important to note that gold performed poorly during this holding period and detracted from the overall performance of the Fund.  A variety of shorter term factors appeared to weigh on gold including: diminished demand from overseas retail buyers (such as India), reduced demand from shorter-term oriented hedge funds and trading strategies, as well as the appearance of stability in financial markets for much of the period (reducing the defensive appeal of the metal).  Yet, gold’s underlying attractiveness as both a store of value and monetary substitute, and as a long-term beneficiary of central bank reserve diversification, supports our continued long-term outlook and allocation.  We used this period of gold weakness, which continued into March, to add to our gold holdings.

The data table below shows the standard deviation, or volatility, of various currencies (including various G-10 (industrialized nations) and emerging market currencies) and the Inverse US Dollar Index for the 6 month period (8/31/12 – 2/28/13).  These currencies represent many of the Organisation for Economic Co-operations and Development (OECD) affiliated nations that provide the initial solution set we consider when selecting STRONG nations.  It should be noted that China’s currency does not appear to be volatile at first glance, but this reflects the fact that it is a currency whose value is essentially decided by fiat by a dictatorship.  Its value does not really move based on market forces.  As a reminder, STRONG nations embrace market forces, weaker nations (in our view) do not.  The table also includes the standard deviation of STRONG for the period.  As you can see, during this period STRONG maintained a level of volatility that was generally lower than single currencies, trade weighted currency benchmarks, or commodity positions.  This is in keeping with our goal of being a lower volatility generator of currency returns.
Looking forward, we will continue to endeavor to generate returns associated with currency markets and STRONG nations in a risk-managed fashion in keeping with our conservative objectives.

Annualized Standard Deviation of Monthly Returns (8/31/12-2/28/13)

STRONG Fund
and Indexes

STRONG Currencies

Other OECD and
Affiliated Nations

Gold	10.53%
South African Rand	12.14%
Brazilian Real	10.01%
Indian Rupee	9.11%
Hungarian Forint	8.86%
Norwegian Krone	7.94%
Estonian Kroon	7.71%
Euro	7.62%
British Pound	7.54%
Danish Krone	7.53%
Japanese Yen	7.31%
Polish Zloty	6.80%
Czech Koruna	6.69%
Russian Ruble	6.32%
New Zealand Dollar	5.67%
Inverse US Dollar Index	5.37%
Swedish Krona	5.36%
Icelandic Krona	5.33%
South Korean Won	5.18%
Swiss Franc	5.16%
Mexican Peso	4.80%
Canadian Dollar	4.57%
Inverse Fed Majors Index	4.32%
Turkish Lira	4.03%
Taiwan Dollar	3.84%
Israeli New Shekel	3.37%
Chilean Peso	3.28%
Samson STRONG Nations Fund (Inst)	3.13%
Australian Dollar	3.04%
Singapore Dollar	3.01%
Chinese Yuan	1.44%
Indonesian Rupiah	1.21%

The portfolio’s performance was also supported by investments in short maturity, high quality bonds.  The yield to maturity of the Fund was 1.02% as of 2/28/13 and the major contributors to this attractive yield were the superior yields offered by certain overseas bond markets, as well as our use of undervalued pre-refunded municipals.  These municipal bonds are backed by US Treasury collateral, yet they yield substantially more than Treasuries.  For conservative, value oriented investors, this is a prudent way to add yield to the portfolio.  In keeping with our value oriented approach to investing, this is a defensive way for us to obtain high quality fixed income exposures.  The ratio chart below shows the relationship between municipal yields and Treasury yields and highlights the attractiveness of this allocation.  The yield of the portfolio is also supported by our decision to invest directly in the Australian, Canadian, New Zealand, Norwegian, and Swedish government bond markets.  The chart below shows comparative yields for US Treasuries, the STRONG bond markets mentioned, and the yield difference between them noted in the data table beneath the chart for representative maturities.

2 Year Municipal/Treasury Yield Ratio

Representative Short Term Sovereign Rates as of 2/28/13

	Sweden	Norway	New Zealand	Australia	Canada	United States
3M	0.937	1.611		2.911	0.945	0.104
6M	0.624	1.638			0.978	0.124
9M		1.605
1Y	0.839	1.637		2.659	1.002	0.155
2Y	1.022		2.669	2.67	0.947	0.236
3Y	1.131	1.462		2.737	1.099	0.344
4Y				2.783	1.139
5Y	1.304	1.655	3.119	2.915	1.316	0.762

Definitions and Disclosures

Investment Terms

●
Cumulative currency return is measured relative to the US Dollar.  For example: The cumulative return of the Japanese Yen (JPY) from 12/31/1999 through 12/31/2010 was 32.3%.  This means that if an investor had $1 worth of JPY on 12/31/1999, held it for the 10 year period, and then changed it back into US Dollars on 12/31/10, it would be worth $1.323.

●	Annualized standard deviation is a measure of volatility, specifically, the dispersion of a set of data from its mean. The more spread apart the data, the higher the deviation.

Index Definitions

●	The BofA Merrill Lynch 3-Month T-Bill Index tracks 3-month U.S. government securities.

●
Federal Reserve Major Currencies Index measures the strength of the U.S. dollar against a trade weighted basket of currencies.  The weightings of this index are rebalanced on an ad hoc basis by the Federal Reserve.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. dollar.

●
The US Dollar Index calculates the return of a trade weighted basket of currencies versus the dollar.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. dollar.  U.S. Dollar Index® and USDX® are trademarks and service marks of the ICE®.  Neither the ICE® nor its affiliates are connected with or express any opinion concerning the Samson STRONG Nations Currency Fund.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

It is not possible to invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund.  The fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.  Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous.  Investing in derivatives could lose more than the amount invested.  The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Samson STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Investor Class shares only) and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period since inception (8/31/12 – 2/28/13).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Samson STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	August 31, 2012 -
	August 31, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$ 997.80	$4.95
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception).

	Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	August 31, 2012 -
	August 31, 2012	February 28, 2013	February 28, 2013*
Actual	$1,000.00	$ 996.10	$6.68
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since inception).

Samson STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Samson STRONG Nations Currency Fund (the “Fund”) seeks to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities, and instruments that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

Allocation of Portfolio Holdings
(% of Investments)

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns – As of February 28, 2013
		Since
	Six	Inception
	Months	(8/31/12)
Institutional Class	(0.22)%	(0.22)%
Investor Class	(0.39)%	(0.39)%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.05%	0.05%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS (1-855-722-3637).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class Growth of $100,000 Investment

Investor Class Growth of $10,000 Investment

*  Inception Date

Samson STRONG Nations Currency Fund

Schedule of Investments

February 28, 2013 (Unaudited)

	Principal
	Amount	Value
AUSTRALIA – 8.57%

Foreign Government Bonds – 8.57%
Australia Government Bond
5.500%, 12/15/2013	$900,000	$939,675
4.500%, 10/21/2014	1,450,000	1,524,577
4.750%, 06/15/2016	650,000	705,780
Queensland Treasury Corp.
6.000%, 10/21/2015	900,000	986,127
TOTAL AUSTRALIA (Cost $4,184,932)		4,156,159

CANADA – 12.98%

Foreign Government Agency Issues – 5.88%
Canadian Government Bond
1.500%, 09/01/2017	750,000	734,065
Province of Ontario, Canada
0.950%, 05/26/2015	1,888,000	1,907,503
2.700%, 06/16/2015	200,000	209,952
		2,851,520

Foreign Government Bonds – 7.10%
Canadian Government Bond
1.000%, 11/01/2014	1,100,000	1,067,232
1.500%, 03/01/2017	1,000,000	978,822
1.250%, 03/01/2018	1,450,000	1,400,155
		3,446,209
TOTAL CANADA (Cost $6,350,687)		6,297,729

MULTILATERAL INSTITUTIONS – 9.65%

Foreign Government Agency Issues – 9.65%
Asian Development Bank
2.750%, 05/21/2014	1,000,000	1,030,109
2.625%, 02/09/2015	500,000	521,847

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2013 (Unaudited)

	Principal
	Amount	Value
MULTILATERAL INSTITUTIONS – 9.65% (Continued)

Foreign Government Agency Issues – 9.65% (Continued)
Inter-American Development Bank
0.500%, 08/17/2015	$750,000	$752,400
5.125%, 09/13/2016	1,000,000	1,158,108
International Bank for Reconstruction & Development
3.500%, 10/08/2013	1,000,000	1,019,102
1.125%, 08/25/2014	200,000	202,667
TOTAL MULTILATERAL INSTITUTIONS
(Cost $4,686,085)		4,684,233

GERMANY – 4.34%

Foreign Government Agency Issues – 4.34%
KFW
4.125%, 10/15/2014	1,000,000	1,060,542
2.625%, 03/03/2015	1,000,000	1,044,810
TOTAL GERMANY (Cost $2,105,415)		2,105,352

	Shares
GOLD – 7.82%
iShares Gold Trust(a)	123,575	1,899,348
SPDR Gold Shares(a)	12,400	1,896,704
TOTAL GOLD (Cost $4,072,748)		3,796,052

	Principal
	Amount
NEW ZEALAND – 8.58%

Foreign Government Bonds – 8.58%
New Zealand Government Bond
6.500%, 04/15/2013	$2,200,000	1,827,748
6.000%, 04/15/2015	1,800,000	1,590,566
6.000%, 12/15/2017	800,000	745,992
TOTAL NEW ZEALAND (Cost $4,097,760)		4,164,306

The accompanying notes are an integral part of these financial statements.

 Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2013 (Unaudited)

	Principal
	Amount	Value
NORWAY – 8.08%

Corporate Bonds – 5.91%
Norway Government Bond
5.000%, 05/15/2015	$12,200,000	$2,287,616
4.250%, 05/19/2017	3,000,000	578,135
		2,865,751

Foreign Government Bonds – 2.17%
Norway Government Bond
6.500%, 05/15/2013	6,000,000	1,055,244
TOTAL NORWAY (Cost $3,954,324)		3,920,995

SWEDEN – 8.47%

Foreign Government Bonds – 8.47%
Sweden Government Bond
6.750%, 05/05/2014	10,000,000	1,651,684
4.500%, 08/12/2015	11,000,000	1,842,305
3.000%, 07/12/2016	3,750,000	615,085
TOTAL SWEDEN (Cost $4,004,203)		4,109,074

UNITED STATES – 31.07%

Municipal Bonds – 12.37%
Bay Area Toll Authority
5.000%, 04/01/2026 (Pre-refunded to 04/01/2016)	250,000	284,668
City of Memphis, TN
5.000%, 10/01/2019 (Pre-refunded to 10/01/2014)	1,000,000	1,073,990
Commonwealth of Massachusetts
5.000%, 08/01/2015 (Pre-refunded to 08/01/2014)	210,000	223,587
Contra Costa County Public Financing Authority
5.625%, 08/01/2033 (Pre-refunded to 08/01/2013)	1,750,000	1,788,167
County of Harris, TX
5.000%, 10/01/2021 (Pre-refunded to 10/01/2014)	1,000,000	1,073,990
New York State Dormitory Authority
5.000%, 03/15/2022 (Pre-refunded to 03/15/2015)	230,000	251,935

The accompanying notes are an integral part of these financial statements.

 Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2013 (Unaudited)

	Principal
	Amount	Value
UNITED STATES – 31.07% (Continued)

Municipal Bonds – 12.37% (Continued)
South Harrison School Building Group
5.250%, 07/15/2022 (Pre-refunded to 01/15/2015)	$200,000	$218,124
State of Hawaii
5.000%, 07/01/2016 (Pre-refunded to 07/01/2015)	980,000	1,084,096
		5,998,557

Short-Term Investments – 1.95%
Fidelity Institutional Money Market Funds, 0.100%	947,782	947,782

U.S. Government Notes – 7.27%
0.250%, 11/30/2014	500,000	500,293
0.250%, 07/15/2015	1,500,000	1,498,828
1.000%, 08/31/2016	1,500,000	1,528,478
		3,527,599

U.S. Treasury Bills – 9.48%
United States Treasury Bill	1,000,000	999,420
United States Treasury Bill	1,100,000	1,099,811
United States Treasury Bill	2,500,000	2,499,260
		4,598,491
TOTAL UNITED STATES (Cost $15,065,494)		15,072,429
Total Investments (Cost $48,521,648) – 99.56%		48,306,329
Other Assets in Excess of Liabilities – 0.44%		213,169
TOTAL NET ASSETS – 100.00%		$48,519,498

(a) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

 Samson STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts

February 28, 2013 (Unaudited)

		Contract	Fair	Net
	Settlement	Amount	Value	Unrealized
	Date	(USD)	(USD)	(USD)
Purchase Contracts
2,080,320,000 CLP	3/8/13	4,400,000	4,392,836	$(7,164)
83,017,000 CZK	3/8/13	4,400,000	4,224,972	(175,028)
4,721,345,000 KRW	3/8/13	4,339,990	4,357,918	17,928
5,404,911 SGD	3/8/13	4,376,989	4,364,430	(12,559)
128,300,850 TWD	3/8/13	4,352,148	4,325,085	(27,063)
				(203,886)
Sale Contracts
1,200,000 CAD	3/8/13	(1,170,846)	(1,163,412)	7,434
1,200,000 CAD	4/8/13	(1,166,975)	(1,162,599)	4,375
				11,809
				$(192,077)

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund(1)

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)
ASSETS
Investments, at value (cost $48,521,648)	$48,306,329
Foreign Currency, at value (cost $254,448)	247,481
Receivables:
Unrealized appreciation on forward currency exchange contracts	29,737
Investments sold	4,914,720
Fund shares sold	49,475
Dividends and interest	606,662
Other assets	20,122
TOTAL ASSETS	54,174,526

LIABILITIES
Payables:
Investments purchased	5,396,565
To affiliates	1,150
To advisor	19,901
Unrealized depreciation on forward currency exchange contracts	221,814
Payable for distribution fees	41
Accrued expenses and other liabilities	15,557
TOTAL LIABILITIES	5,655,028

NET ASSETS	$48,519,498

Net assets consist of:
Paid-in capital	$49,071,601
Accumulated net investment loss	(121,696)
Undistributed net realized loss	(14,495)
Net unrealized appreciation (depreciation) on:
Investments	(215,319)
Forward contracts	(192,077)
Foreign currency translation	(8,516)
NET ASSETS	$48,519,498

Institutional Class
Net assets	$48,407,395
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,431,396
Net asset value and redemption price per share	$19.91

Investor Class
Net assets	$112,103
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,634
Net asset value and redemption price per share	$19.90

(1) Fund commenced operations on August 31, 2012.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 28, 2013(1) (Unaudited)

INVESTMENT INCOME
Interest income	$145,671
TOTAL INVESTMENT INCOME	145,671

EXPENSES
Investment advisory fees	124,778
Transfer agent fees and expenses	30,708
Administration and accounting fees	28,473
Federal and state registration fees	20,397
Custody fees	13,996
Audit and tax fees	10,708
Chief Compliance Officer fees and expenses	5,973
Legal fees	4,990
Trustees’ fees and related expenses	3,946
Reports to shareholders	3,837
Distribution fees	127
Service fees	51
Other expenses	3,203
TOTAL EXPENSES	251,187
Less waivers and reimbursement by Adviser (Note 3)	(72,670)
NET EXPENSES	178,517
NET INVESTMENT LOSS	(32,846)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(97,604)
Forward contracts	53,175
Foreign currency translation	29,934
(14,495)

Net change in unrealized appreciation (depreciation) on:
Investments	(215,319)
Forward contracts	(192,077)
Foreign currency translation	(8,516)
(415,912)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	(430,407)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$(463,253)

(1)Fund commenced operations on August 31, 2012.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Changes in Net Assets

Six Months Ended
February 28, 2013(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(32,846)
Net realized gain (loss) on:
Investments	(97,604)
Forward contracts	53,175
Foreign currency translation	29,934
Net change in unrealized appreciation (depreciation) on:
Investments	(215,319)
Forward contracts	(192,077)
Foreign currency translation	(8,516)
Net increase in net assets from operations	(463,253)

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(88,735)
Net investment income – Investor Class	(115)
Net decrease in net assets resulting
from distributions paid	(88,850)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	48,933,340
Proceeds from shares sold – Investor Class	112,881
Net asset value of shares issued to shareholders in
payment of distributions declared – Institutional Class	25,461
Payments for shares redeemed – Investor Class	(81)
Net increase in net assets from capital share transactions	49,071,601

TOTAL INCREASE IN NET ASSETS	48,519,498

NET ASSETS:
Beginning of Period	—
End of Period	$48,519,498
ACCUMULATED NET INVESTMENT LOSS	$(121,696)

(1)	Fund commenced operations on August 31, 2012.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Financial Highlights

Institutional Share Class
Per Share Data for a Share Outstanding Throughout the Period

Six Months Ended
February 28, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized gain on investments	(0.02)
Total from investment operations	(0.04)

Less distributions paid:
From net investment income	(0.05)
Total distributions paid	(0.05)

Net Asset Value, End of Period	$19.91

Total return(4)	(0.22)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$48,407

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(3)	1.41%
After waivers and reimbursements of expenses(3)	1.00%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(3)	(0.59)%
After waivers and reimbursements of expenses(3)	(0.18)%

Portfolio turnover rate(4)	20.94%

(1)	Fund commenced operations on August 31, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Annualized for periods less than a full year.
(4)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Financial Highlights

Investor Share Class
Per Share Data for a Share Outstanding Throughout the Period

Six Months Ended
February 28, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment loss(2)	(0.06)
Net realized and unrealized gain on investments	(0.02)
Total from investment operations	(0.08)

Less distributions paid:
From net investment income	(0.02)
Total distributions paid	(0.02)

Net Asset Value, End of Period	$19.90

Total return(4)	(0.39)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$112

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(3)	1.82%
After waivers and reimbursements of expenses(3)	1.35%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(3)	(1.04)%
After waivers and reimbursements of expenses(3)	(0.57)%

Portfolio turnover rate(4)	20.94%

(1)	Fund commenced operations on August 31, 2012.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Annualized for periods less than a full year.
(4)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Notes to Financial Statements
February 28, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Samson STRONG Nations Currency Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities, and instruments that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Trust has designated two classes of Fund shares: Institutional Class and Investor Class.  The two classes differ principally in their respective distribution expenses.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Fund became effective and commenced operations on August 31, 2012.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Samson Capital Advisors LLC (the “Adviser”, the Fund’s investment adviser).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available,

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets & Liabilities.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2013:

	Level 1	Level 2	Level 3(3)	Total
Fixed Income(1):
Corporate Bonds	$—	$2,865,751	$—	$2,865,751
Exchange Traded Funds	3,796,052	—	—	3,796,052
Foreign Government
Agency Issues	—	9,641,105	—	9,641,105
Foreign Government Bonds	—	16,930,992	—	16,930,992
Municipal Bonds	—	5,998,557	—	5,998,557
U.S. Government Bills	—	4,598,491	—	4,598,491
U.S. Government Notes	—	3,527,599	—	3,527,599
Total Fixed Income	$3,796,052	$43,562,495	$—	$47,358,547
Short-Term Investments	$947,782	$—	$—	$947,782
Total Investments
in Securities	$4,743,834	$43,562,495	$—	$48,306,329
Other Financial
Instruments(2)	$(192,077)	$—	$—	$(192,077)

(1)	See the Schedule of Investments for industry classifications.
(2)	Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)
The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.  For the period ended February 28, 2013, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on futures contracts.  Net unrealized foreign

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2013 was as follows:

	Asset Derivatives
Derivatives not accounted	Statement of Assets
for as hedging instruments	and Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation on forward
Forward Currency Contracts	currency exchange contracts	$29,737
Total		$29,737

	Liability Derivatives
Derivatives not accounted	Statement of Assets
for as hedging instruments	and Liabilities Location	Value
Foreign Exchange Contracts –	Depreciation on forward
Forward Currency Contracts	currency exchange contracts	$(221,814)
Total		$(221,814)

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$53,175
Total	$53,175

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income

Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(192,077)
Total	$(192,077)

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(i) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 22, 2015, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.00% and 1.35% (the “Expense Limitation Cap”) of the average daily net assets of the Fund’s Institutional and Investor Class shares, respectively.  For the period ended February 28, 2013, expenses of $72,670 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

February 29, 2016	$72,670

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

(4)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Investor Class shares.  During the period ended February 28, 2013, the Fund accrued expenses of $127 pursuant to the 12b-1 Plan.  The 12b-1 Plan also authorizes payment of a shareholder servicing fee to the Distributor of 0.10% of the average daily net assets of the Investor Class shares.  During the period ended February 28, 2013, the Fund accrued $51 for shareholder servicing fees.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the period ended February 28, 2013, the Fund incurred $28,473 in administration and accounting fees.  At February 28, 2013, the Administrator was not owed any fees.

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended February 28, 2013, the Fund incurred $30,708, and $13,996 in transfer agency and custody fees, respectively.  At February 28, 2013, fees of $7,497, and $4,034 were owed for transfer agency and custody fees, respectively.

The Fund also has a line of credit with U.S. Bank (see Note 9).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended February 28, 2013, the Fund was allocated $5,973 of the Trust’s Chief Compliance Officer fee.  At February 28, 2013, the Fund owed fees of $1,973 to USBFS for Chief Compliance Officer’s services.

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

(6)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

Institutional Class	Period Ended
February 28, 2013(1)
Shares sold	2,430,140
Shares reinvested	1,256
Net increase	2,431,396

Investor Class	Period Ended
February 28, 2013(1)
Shares sold	5,638
Shares redeemed	(4)
Net increase	5,634

(1)	The Fund commenced operations on August 31, 2012.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended February 28, 2013, are summarized below.

Purchases
U.S. Government	$6,543,049
Other	39,140,279
Sales
U.S. Government	$2,519,844
Other	2,645,940

(8)	Subsequent Events

On February 21, 2013, the Board of Trustees of the Trust (the “Board”) approved a Shareholder Servicing Plan on behalf of the Investor Class shares of Fund, and the administration of the Fund’s existing Investor Class shareholder servicing fee (the “Shareholder Servicing Fee”) of 0.10% under the Shareholder Servicing Plan.  The Shareholder Servicing Fee was previously administered under the 12b-1 Plan.  The Board also approved an amendment to the 12b-1 Plan to remove the Shareholder Servicing Fee from that Plan, thereby reducing the distribution (Rule 12b-1) fee from 0.35% to 0.25% for Investor Class shares.  This change was effective with the supplement to the prospectus filed on March 4, 2013.

Samson STRONG Nations Currency Fund

Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

(9)	Line of Credit

Effective February 28, 2013, the Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined and matures on August 15, 2013.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime 3.25% rate (as of February 28, 2013).  The credit facility is with the Fund’s custodian, U.S. Bank.  During the six months ended February 28, 2013, the Fund did not utilize the line of credit.

Samson STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 10, 2012 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Samson STRONG Nations Currency Fund (the “Fund”), a series of the Trust, and Samson Capital Advisors LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the investment advisory agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  The Trustees also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Adviser; (2) the fact that the Fund will benefit from the depth of investment talent and resources provided by the Adviser; (3) the proposed management fee structure under the Agreement; (4) the fact that the Adviser agreed to maintain an expense limitation agreement on behalf of the Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by the Adviser prior to the August 10, 2012 meeting relating to the Adviser’s code of ethics and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund.

The Board noted that Mr. Jonathan Lewis, Chief Investment Officer and Principal, Mr. Scott Einhorn, Head of Marketing and Principal, and Mr. Iraj Kani, Principal and Portfolio Manager, each of the Adviser, had attended the meeting of the Trustees held on April 24, 2012.  At that meeting, Messrs. Lewis, Einhorn and Kani provided information concerning the investment strategy and process which would be applied to select investments for the Fund, and reviewed the background and qualifications of Mr. Lewis and Mr. Kani in serving as the Fund’s portfolio managers.  The Trustees noted that at the April 24, 2012 meeting, Mr. Einhorn had reviewed the history of the Adviser and its operations and staff who would provide management and marketing services to the Fund, and provided detailed information concerning the Adviser’s marketing plans and the potential sources of initial assets the Adviser had identified for the Fund.  The Board also noted that the meeting with the Adviser on April 24, 2012 had also included a discussion of Samson’s compliance program, including the qualifications of the firm’s CCO.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent

Samson STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing goals and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees specifically for the August 10, 2012 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by the Adviser at the April 24, 2012 meeting.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured that it was compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the Adviser’s presentation at the April 24, 2012 meeting, during which the representatives from the Adviser provided information concerning the founding of the Adviser and the investment management experience of the persons who would serve as the Fund’s portfolio managers.  The Trustees also reviewed the Adviser’s performance for its other accounts that are managed using strategies similar to that which would be employed by the Fund.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

Samson STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund relative to a peer group of U.S. open-end currency funds, as compiled by Morningstar Direct, which had been included in the materials provided for the August 10, 2012 meeting.  The Board considered the Fund’s proposed management fee of 0.70%, noting that the fee fell into the second quartile for its peer group, below the peer group average fee of 0.82%.  The Board further noted that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.00% and 1.35% of the Fund’s average annual asset for Institutional Class shares and Investor Class shares, respectively, which put the Fund’s total expense ratio into the first quartile for Institutional Class shares and the second quartile for Investor Class shares, as compared to the peer group, each below the peer group average of 1.50%.

The Trustees also considered the overall profitability of the Adviser that may result from its management of the Fund, reviewing the Adviser’s financial information, including financial statements, and noting that the Adviser planned to subsidize the Fund’s operations during an initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser.

The Trustees concluded that the Fund’s expenses and the fees to be paid to Samson were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed advisory fees and expense cap.  With respect to the Adviser’s management fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

Samson STRONG Nations Currency Fund
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Samson STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•   information we receive about you on applications or other forms;

•   information you give us orally; and

•   information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Samson STRONG Nations Currency Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-SCA-FNDS (1-855-722-3637).

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Independent Trustees
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).
Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	26	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 69		2009	Chief Compliance		Endowment
			Officer (“CCO”),		fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies);
			President, CAO		Independent
			and CCO, Granum		Manager,
			Securities, LLC		Ramius IDF
			(a broker-dealer)		fund complex
			(1997–2007).		(two closed-
end investment
companies).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	26	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 50		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).
John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 55	Executive	2013	Services, LLC
	Officer		(2004–present).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 65	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer
Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 33		2005	(2004–present).
Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator;
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Accounting
Officer
Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-SCA-FNDS (1-855-722-3637).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ending June 30, 2013 will be available without charge, upon request, by calling, toll free, 1-855-SCA-FNDS (1-855-722-3637), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SCA-FNDS (1-855-722-3637) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Samson STRONG Nations Currency Fund

Investment Adviser	Samson Capital Advisors LLC
600 Lexington Avenue
20th Floor
New York, New York 10022

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date     May 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date      May 2, 2013

By (Signature and Title)*                    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     May 2, 2013

* Print the name and title of each signing officer under his or her signature.